CAPITAL AND RESERVES - Disclosure of key assumptions (Details)	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) Years ₪ / shares		Dec. 31, 2022 USD ($) Years $ / shares		Dec. 31, 2021 USD ($) Years $ / shares	Dec. 31, 2020 USD ($) Years $ / shares
Disclosure of classes of share capital [line items]
Share price				$ 11.1		$ 17.3	$ 5.6
Expected option life | Years		2.7		2.7		3.11	3.49
Option fair value | $		$ 11.1		$ 11.1		$ 17.3	$ 5.6
May 20, 2020
Disclosure of classes of share capital [line items]
Allotment date		May 20, 2020		May 20, 2020
Share price				$ 9.7
Exercise price				$ 6.7
Expected option life | Years		5		5
Risk-free interest rate		0.33%		0.33%
Average standard deviation		56.00%	[1]	56.00%	[1]
Option fair value | $		$ 5.5		$ 5.5
October 29, 2020
Disclosure of classes of share capital [line items]
Allotment date		October 29, 2020		October 29, 2020
Share price				$ 9.7
Exercise price				$ 6.7
Expected option life | Years		5		5
Risk-free interest rate		0.38%		0.38%
Average standard deviation		52.00%	[1]	52.00%	[1]
Option fair value | $		$ 5.3		$ 5.3
November 10, 2020
Disclosure of classes of share capital [line items]
Allotment date		November 10, 2020		November 10, 2020
Share price				$ 9.7
Exercise price | (per share)		$ 0.001		$ 6.7
Expected option life | Years		5		5
Average standard deviation		52.00%	[1]	52.00%	[1]
November 10, 2020 | Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate		0.38%		0.38%
Option fair value | $		$ 5.3		$ 5.3
November 10, 2020 | Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate		0.46%		0.46%
Option fair value | $		$ 9.7		$ 9.7
December 3, 2020
Disclosure of classes of share capital [line items]
Allotment date		December 3, 2020		December 3, 2020
Share price				$ 9.7
Exercise price				$ 6.7
Expected option life | Years		5		5
Risk-free interest rate		0.39%		0.39%
Average standard deviation		52.00%	[1]	52.00%	[1]
Option fair value | $		$ 5.3		$ 5.3
May 13, 2021
Disclosure of classes of share capital [line items]
Allotment date		May 13, 2021		May 13, 2021
Share price				$ 31.9
Exercise price				$ 31.9
May 13, 2021 | Minimum
Disclosure of classes of share capital [line items]
Expected option life | Years		5.88		5.88
Risk-free interest rate		1.05%		1.05%
Average standard deviation		53.10%	[1]	53.10%	[1]
Option fair value | $		$ 16.2		$ 16.2
May 13, 2021 | Maximum
Disclosure of classes of share capital [line items]
Expected option life | Years		9.88		9.88
Risk-free interest rate		1.65%		1.65%
Average standard deviation		54.67%	[1]	54.67%	[1]
Option fair value | $		$ 20.1		$ 20.1
November 11, 2021
Disclosure of classes of share capital [line items]
Allotment date		November 11, 2021		November 11, 2021
Share price				$ 39
Expected option life | Years		5.25		5.25
Risk-free interest rate		1.21%		1.21%
Average standard deviation		55.00%	[1]	55.00%	[1]
November 11, 2021 | Minimum
Disclosure of classes of share capital [line items]
Exercise price				$ 6.7
Option fair value | $		$ 19		$ 19
November 11, 2021 | Maximum
Disclosure of classes of share capital [line items]
Exercise price				$ 38.8
Option fair value | $		$ 33.2		$ 33.2
Part A Share Options | January 7, 2021
Disclosure of classes of share capital [line items]
Allotment date		January 7, 2021		January 7, 2021
Share price				$ 9.7
Exercise price				$ 6.7
Expected option life | Years		5		5
Risk-free interest rate		0.46%		0.46%
Average standard deviation		51.00%	[1]	51.00%	[1]
Option fair value | $		$ 5.3		$ 5.3
Part B Share Options | January 7, 2021
Disclosure of classes of share capital [line items]
Allotment date		January 7, 2021		January 7, 2021
Share price				$ 9.7
Exercise price | ₪ / shares		$ 0.001
Expected option life | Years		5		5
Risk-free interest rate		0.46%		0.46%
Average standard deviation		51.00%	[1]	51.00%	[1]
Option fair value | $		$ 9.7		$ 9.7
Part C Share Options | March 24, 2021
Disclosure of classes of share capital [line items]
Allotment date		March 24, 2021		March 24, 2021
Share price				$ 19.5
Exercise price				$ 6.7
Expected option life | Years		5.25		5.25
Risk-free interest rate		0.88%		0.88%
Average standard deviation		50.00%	[1]	50.00%	[1]
Option fair value | $		$ 14.1		$ 14.1
Part D Share Options | March 24, 2021
Disclosure of classes of share capital [line items]
Allotment date		March 24, 2021		March 24, 2021
Share price				$ 19.5
Exercise price				$ 19.5
Expected option life | Years		5.25		5.25
Risk-free interest rate		0.88%		0.88%
Average standard deviation		50.00%	[1]	50.00%	[1]
Option fair value | $		$ 8.7		$ 8.7
Share Options | August 22, 2021
Disclosure of classes of share capital [line items]
Allotment date		August 22, 2021		August 22, 2021
Share price				$ 31.7
Exercise price				$ 30.6
Expected option life | Years		5.25		5.25
Risk-free interest rate		0.83%		0.83%
Average standard deviation		55.00%	[1]	55.00%	[1]
Option fair value | $		$ 15.5		$ 15.5
Share Options | November 11, 2021
Disclosure of classes of share capital [line items]
Exercise price	$ 20.39
Option fair value | $	$ 486,000
Share Options | March 28, 2022
Disclosure of classes of share capital [line items]
Allotment date		March 28, 2022		March 28, 2022
Share price				$ 18.4
Exercise price				$ 20.4
Expected option life | Years		5		5
Risk-free interest rate		2.50%		2.50%
Average standard deviation		56.00%	[1]	56.00%	[1]
Option fair value | $		$ 8.7		$ 8.7
Share Options | June 30, 2022
Disclosure of classes of share capital [line items]
Allotment date		June 30, 2022		June 30, 2022
Share price				$ 18.5
Exercise price				$ 16.7
Expected option life | Years		5		5
Risk-free interest rate		3.01%		3.01%
Average standard deviation		54.00%	[1]	54.00%	[1]
Share Options | June 30, 2022 | Minimum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 9.7		$ 9.7
Share Options | June 30, 2022 | Maximum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 10.8		$ 10.8
Share Options | September 29, 2022
Disclosure of classes of share capital [line items]
Allotment date		September 29, 2022		September 29, 2022
Share price				$ 23.9
Exercise price				$ 25.5
Expected option life | Years		5		5
Risk-free interest rate		3.98%		3.98%
Average standard deviation		54.45%	[1]	54.45%	[1]
Share Options | September 29, 2022 | Minimum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 11.8		$ 11.8
Share Options | September 29, 2022 | Maximum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 23.9		$ 23.9
Restricted Share Units | August 22, 2021
Disclosure of classes of share capital [line items]
Allotment date		August 22, 2021		August 22, 2021
Share price				$ 31.7
Exercise price				$ 0
Expected option life | Years		0		0
Risk-free interest rate		0.00%		0.00%
Average standard deviation		0.00%	[1]	0.00%	[1]
Option fair value | $		$ 31.7		$ 31.7
Restricted Share Units | March 28, 2022
Disclosure of classes of share capital [line items]
Allotment date		March 28, 2022		March 28, 2022
Share price				$ 18.4
Exercise price				$ 0
Expected option life | Years		0		0
Risk-free interest rate		0.00%		0.00%
Average standard deviation		0.00%	[1]	0.00%	[1]
Option fair value | $		$ 18.4		$ 18.4
Restricted Share Units | June 30, 2022
Disclosure of classes of share capital [line items]
Allotment date		June 30, 2022		June 30, 2022
Share price				$ 18.5
Exercise price				$ 0
Expected option life | Years		0		0
Risk-free interest rate		0.00%		0.00%
Average standard deviation		0.00%	[1]	0.00%	[1]
Option fair value | $		$ 18.5		$ 18.5
Restricted Share Units | September 29, 2022
Disclosure of classes of share capital [line items]
Allotment date		September 29, 2022		September 29, 2022
Share price				$ 23.9
Exercise price				$ 0
Expected option life | Years		0		0
Risk-free interest rate		0.00%		0.00%
Average standard deviation		0.00%	[1]	0.00%	[1]
Option fair value | $		$ 23.9		$ 23.9
Restricted Share Units | December 20, 2022
Disclosure of classes of share capital [line items]
Allotment date		December 20, 2022		December 20, 2022
Share price				$ 19.7
Expected option life | Years		0		0
Risk-free interest rate		0.00%		0.00%
Average standard deviation		0.00%	[1]	0.00%	[1]
Option fair value | $		$ 19.7		$ 19.7

[1]	The expected volatility was determined based on comparable companies.